A.B. KORELIN & ASSOCIATES INC.

2412 S.E. 151st Avenue                            Phone:  888-428-6698

Vancouver, Washington  98683

Fax:      360-326-1952

On behalf of Animas Resources Ltd., we hereby submit Animas’ Form 20-F Registration Statement Amendment #1, as well as the Response to Staff Comments Letter and the requested Letter of Acknowledgement.

To respond to this amended filing, please contact me at the numbers listed above or Winnie Wong, Chief Financial Officer of Animas, by phone at (604) 687-3520, or by fax at (604) 688-3392.

Sincerely,

/s/  Al Korelin

Al Korelin

A.B. Korelin & Associates